SCHEDULE OF INVESTMENTS

Delaware Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.5%
Frontier Communications Corp.(A)(B)	128	$3,789

Total Communication Services - 1.5%		3,789
Consumer Discretionary

Apparel Retail – 0.6%
True Religion Apparel, Inc. (A)(C)(D)(E)(F)	—*	1,487
Casinos & Gaming – 0.8%
New Cotai Participation Corp., Class B(A)(C)(E)(F)	971	1,242
Studio City International Holdings Ltd. ADR(A)	108	577
Studio City International Holdings Ltd. ADR(A)(C)	45	238
		2,057

Total Consumer Discretionary - 1.4%		3,544
Energy

Coal & Consumable Fuels – 0.7%
Foresight Energy L.P.(A)(C)(F)	74	1,710
Westmoreland Coal Co.(A)(D)	13	33
		1,743
Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc(A)(D)	11	985
Vantage Drilling Co., Units(A)	—*	2
		987
Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(C)(D)(E)(F)	2	152

Total Energy - 1.2%		2,882
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(A)(C)(D)(F)	804	—*

Total Industrials - 0.0%		—*

TOTAL COMMON STOCKS – 4.1%		$10,215
(Cost: $19,169)

INVESTMENT FUNDS
Registered Investment Companies – 2.6%
iShares iBoxx $ High Yield Corporate Bond ETF(G)	73	6,352

TOTAL INVESTMENT FUNDS – 2.6%		$6,352
(Cost: $6,315)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc.(A)(C)(D)(E)	—*	319

Total Consumer Discretionary - 0.1%		319

Energy

Oil & Gas Exploration & Production – 1.4%
Targa Resources Corp., 9.500%(A)(C)	3	3,417

Total Energy - 1.4%		3,417

TOTAL PREFERRED STOCKS – 1.5%		$3,736
(Cost: $4,572)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(H)	3	39

TOTAL WARRANTS – 0.0%		$39
(Cost: $273)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 2.4%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(B)(I)	$2,185	2,292
Centerfield Media Holdings LLC, 6.625%, 8-1-26(I)	595	597
Midas OpCo Holdings LLC, 5.625%, 8-15-29(B)(I)	2,991	3,067
		5,956
Broadcasting – 2.0%
Clear Channel International B.V., 6.625%, 8-1-25(I)	216	225
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(B)(I)	4,496	4,658
		4,883
Cable & Satellite – 8.8%
Altice Financing S.A., 5.750%, 8-15-29(B)(I)	2,086	2,068
Altice France Holding S.A., 10.500%, 5-15-27(B)(I)	4,582	4,932
Altice France S.A.:
8.125%, 2-1-27(B)(I)	2,659	2,845
5.125%, 7-15-29(B)(I)	866	846
5.500%, 10-15-29(I)	469	463
CSC Holdings LLC:
5.750%, 1-15-30(B)(I)	555	554
4.500%, 11-15-31(I)	619	612
5.000%, 11-15-31(I)	862	832
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 8-15-27(I)	1,275	1,307
DISH DBS Corp.:
7.750%, 7-1-26(B)	1,032	1,090
7.375%, 7-1-28	279	283
5.125%, 6-1-29	1,201	1,095
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(I)	337	339
Telesat Canada and Telesat LLC, 5.625%, 12-6-26(B)(I)	2,310	2,172

VTR Comunicaciones S.p.A., 4.375%, 4-15-29(I)	1,182	1,172
VTR Finance B.V., 6.375%, 7-15-28(I)	1,087	1,132
		21,742
Integrated Telecommunication Services – 4.9%
Cablevision Lightpath LLC, 5.625%, 9-15-28(I)	460	454
Consolidated Communications, Inc.:
5.000%, 10-1-28(I)	417	422
6.500%, 10-1-28(B)(I)	899	955
Frontier Communications Corp.:
5.875%, 10-15-27(I)	121	128
5.875%, 11-1-29(B)	456	456
West Corp., 8.500%, 10-15-25(B)(I)	7,035	6,937
Windstream Escrow LLC, 7.750%, 8-15-28(B)(I)	2,399	2,548
		11,900
Interactive Media & Services – 0.4%
Cars.com, Inc., 6.375%, 11-1-28(B)(I)	881	940

Movies & Entertainment – 1.7%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(B)(I)	2,679	2,662
5.875%, 9-1-31(I)	1,603	1,611
		4,273
Wireless Telecommunication Service – 4.9%
Digicel Group Ltd., 8.750%, 5-25-24(B)(I)	385	395
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(I)(J)	253	235
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(I)(J)	221	193
Digicel International Finance Ltd.:
8.750%, 5-25-24(B)(I)	6,862	7,049
8.000%, 12-31-26(B)(I)	154	151
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(B)(I)(J)	219	225
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(B)(J)	1,635	1,637
Digicel Ltd., 6.750%, 3-1-23(B)(I)	2,128	2,059
		11,944
Total Communication Services - 25.1%		61,638
Consumer Discretionary

Apparel Retail – 0.7%
Victoria’s Secret & Co., 4.625%, 7-15-29(B)(I)	1,634	1,673

Automotive Retail – 1.6%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(B)	936	956
4.625%, 11-15-29(I)	31	32
4.750%, 3-1-30(B)	964	981
5.000%, 2-15-32(I)	31	32
Ken Garff Automotive LLC, 4.875%, 9-15-28(I)	290	291
Lithia Motors, Inc.:
3.875%, 6-1-29(I)	602	616
4.375%, 1-15-31(I)	466	498
Sonic Automotive, Inc.:
4.625%, 11-15-29(I)	304	307
4.875%, 11-15-31(I)	304	308
		4,021
Casinos & Gaming – 0.9%
Everi Holdings, Inc., 5.000%, 7-15-29(I)	594	601
Golden Nugget, Inc., 6.750%, 10-15-24(I)	1,570	1,572
		2,173
Education Services – 1.4%
Adtalem Global Education, Inc., 5.500%, 3-1-28(B)(I)	3,551	3,476

Hotels, Resorts & Cruise Lines – 4.6%
Boyne USA, Inc., 4.750%, 5-15-29(I)	288	297
Carnival Corp.:
10.500%, 2-1-26(B)(I)	1,458	1,666
7.625%, 3-1-26(I)	295	310
5.750%, 3-1-27(B)(I)	1,400	1,402
9.875%, 8-1-27(I)	573	655
NCL Corp. Ltd.:
12.250%, 5-15-24(B)(I)	1,522	1,805
10.250%, 2-1-26(I)	446	519
5.875%, 3-15-26(I)	295	294
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(I)	4,268	4,325
		11,273
Internet & Direct Marketing Retail – 0.7%
Arches Buyer, Inc., 4.250%, 6-1-28(B)(I)	1,768	1,770

Leisure Facilities – 0.5%
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(I)	178	179
Live Nation Entertainment, Inc., 4.750%, 10-15-27(B)(I)	1,013	1,042
		1,221
Specialized Consumer Services – 0.7%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(B)(I)	870	900
5.875%, 10-1-30(I)	725	766
		1,666
Specialty Stores – 6.6%
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	713	593
Magic MergerCo, Inc., 5.250%, 5-1-28(B)(I)	1,009	1,011
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK) , 10.000%, 8-15-26(I)(J)	93	97
PetSmart, Inc. and PetSmart Finance Corp., 4.750%, 2-15-28(B)(I)	1,485	1,527
Staples, Inc.:
7.500%, 4-15-26(B)(I)	9,900	10,185

10.750%, 4-15-27(B)(I)	2,982	2,814
		16,227

Total Consumer Discretionary - 17.7%		43,500
Consumer Staples

Food Distributors – 0.8%
Performance Food Group, Inc., 4.250%, 8-1-29(I)	1,905	1,893

Packaged Foods & Meats – 1.0%
Pilgrim’s Pride Corp., 4.250%, 4-15-31(B)(I)	1,372	1,443
Post Holdings, Inc., 4.500%, 9-15-31(I)	598	594
Simmons Foods, Inc., 4.625%, 3-1-29(I)	594	586
		2,623

Total Consumer Staples - 1.8%		4,516
Energy

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	670	724
		724
Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(I)	806	376

Oil & Gas Exploration & Production – 4.9%
Antero Resources Corp., 5.375%, 3-1-30(I)	241	258
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(B)(I)	711	722
8.250%, 12-31-28(I)	59	62
5.875%, 6-30-29(I)	296	285
Bellatrix Exploration Ltd., 8.500%, 9-11-23(F)(K)	418	—
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK), 9.500%, 12-15-23(F)(J)(K)	456	—
California Resources Corp., 7.125%, 2-1-26(I)	173	180
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(I)	594	626
5.875%, 2-1-29(I)	446	478
Colgate Energy Partners III LLC, 5.875%, 7-1-29(I)	237	244
Crownrock L.P., 5.625%, 10-15-25(B)(I)	2,820	2,887
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(I)	289	300
Laredo Petroleum, Inc.:
9.500%, 1-15-25(B)	3,242	3,310
10.125%, 1-15-28(B)	1,161	1,219
Murphy Oil Corp., 6.375%, 7-15-28	238	253
Range Resources Corp., 8.250%, 1-15-29	59	66
Vine Energy Holdings LLC, 6.750%, 4-15-29	1,152	1,252
		12,142
Oil & Gas Refining & Marketing – 2.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	468	461
9.000%, 4-1-25(I)	118	128
Comstock Resources, Inc.:
6.750%, 3-1-29(B)(I)	1,360	1,477
5.875%, 1-15-30(I)	717	736

CVR Energy, Inc., 5.250%, 2-15-25(I)	568	549
PBF Holding Co. LLC, 9.250%, 5-15-25(B)(I)	3,018	2,874
		6,225
Oil & Gas Storage & Transportation – 1.9%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	297	304
5.625%, 5-1-27(I)	597	609
6.000%, 2-1-29(I)	119	124
Genesis Energy L.P. and Genesis Energy Finance Corp.:
8.000%, 1-15-27	1,722	1,776
7.750%, 2-1-28	1,100	1,110
Hess Midstream Operations L.P., 4.250%, 2-15-30(I)	238	237
Rattler Midstream L.P., 5.625%, 7-15-25(I)	572	595
		4,755
Total Energy - 9.7%		24,222
Financials

Insurance Brokers – 2.7%
NFP Corp., 6.875%, 8-15-28(B)(I)	6,566	6,595

Investment Banking & Brokerage – 0.6%
INTL FCStone, Inc., 8.625%, 6-15-25(B)(I)	1,423	1,513

Property & Casualty Insurance – 1.3%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(B)(I)(J)	1,518	1,611
Hub International Ltd., 5.625%, 12-1-29(I)	1,525	1,573
		3,184
Specialized Finance – 1.9%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(B)(I)	2,224	2,260
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(B)(I)	2,380	2,497
		4,757
Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(B)(I)	2,236	2,279

Total Financials - 7.4%		18,328
Health Care

Health Care Facilities – 0.6%
Tenet Healthcare Corp., 4.375%, 1-15-30(I)	1,385	1,405

Health Care Services – 0.7%
Heartland Dental LLC, 8.500%, 5-1-26(B)(I)	369	381
ModivCare Escrow Issuer, Inc., 5.000%, 10-1-29(I)	1,270	1,299
		1,680

Health Care Supplies – 0.7%
Mozart Debt Merger Sub, Inc., 3.875%, 4-1-29(I)	1,805	1,802

Pharmaceuticals – 1.2%
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(B)(I)	1,818	1,822
Par Pharmaceutical, Inc., 7.500%, 4-1-27(B)(I)	1,188	1,216
		3,038
Total Health Care - 3.2%		7,925
Industrials

Aerospace & Defense – 4.4%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
7.500%, 3-15-27(B)	1,094	1,144
5.500%, 11-15-27(B)	2,821	2,911
4.625%, 1-15-29	592	591
Wolverine Escrow LLC:
8.500%, 11-15-24(B)(I)	2,535	2,354
9.000%, 11-15-26(B)(G)(I)	3,810	3,624
13.125%, 11-15-27(G)(I)	343	220
		10,844
Diversified Support Services – 1.6%
Ahern Rentals, Inc., 7.375%, 5-15-23(B)(I)	1,507	1,441
Deluxe Corp., 8.000%, 6-1-29(I)	752	787
Nesco Holdings II, Inc., 5.500%, 4-15-29(B)(I)	1,675	1,733
		3,961
Security & Alarm Services – 0.4%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(B)(I)	867	905

Total Industrials - 6.4%		15,710
Information Technology

Application Software – 2.6%
J2 Global, Inc., 4.625%, 10-15-30(I)	349	359
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc., 5.000%, 12-31-26(I)	875	865
NCR Corp.:
5.750%, 9-1-27(I)	307	321
5.000%, 10-1-28(I)	856	883
5.125%, 4-15-29(B)(I)	3,172	3,289
6.125%, 9-1-29(I)	393	422
5.250%, 10-1-30(I)	285	293
		6,432

Data Processing & Outsourced Services – 0.1%
MoneyGram International, Inc., 5.375%, 8-1-26(I)	298	303
Internet Services & Infrastructure – 0.4%
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26(I)	301	313
6.500%, 10-15-28(I)	722	756
		1,069
IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(I)	288	326
7.375%, 9-1-25(I)	114	119
		445
Technology Hardware, Storage & Peripherals – 0.4%
Brightstar Escrow Corp., 9.750%, 10-15-25(B)(I)	804	863

Total Information Technology - 3.7%		9,112

Materials

Commodity Chemicals – 1.1%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(B)(I)	1,485	1,503
NOVA Chemicals Corp.:
5.250%, 6-1-27(B)(I)	666	710
4.250%, 5-15-29(I)	576	579
		2,792
Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(B)(I)(J)	859	886

Total Materials - 1.5%		3,678
Real Estate

Specialized REITs – 1.4%
Iron Mountain, Inc., 5.000%, 7-15-32(I)	3,255	3,338
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(G)(I)	144	143
		3,481
Total Real Estate - 1.4%		3,481
Utilities

Electric Utilities – 1.1%
Vistra Corp.:
8.000%, 4-15-70(I)	775	821
7.000%, 6-15-70(I)	1,780	1,806
		2,627
Total Utilities - 1.1%		2,627

TOTAL CORPORATE DEBT SECURITIES – 79.0%		$194,737
(Cost: $189,912)

MUNICIPAL BONDS
Puerto Rico – 0.5%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35 (K)	1,415	1,259

TOTAL MUNICIPAL BONDS – 0.5%		$1,259
(Cost: $1,266)

MUNICIPAL BONDS - TAXABLE
Puerto Rico – 0.7%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	1,700	1,624

TOTAL MUNICIPAL BONDS - TAXABLE – 0.7%		$1,624
(Cost: $1,610)

LOANS (P)
Communication Services

Advertising – 1.2%
Advantage Sales & Marketing, Inc. (1-Month U.S. LIBOR plus 450 bps), 5.250%, 10-28-27	2,966	2,973

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.629%, 8-21-26	2,631	2,598

Cable & Satellite – 0.7%
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps), 5.750%, 7-22-27	1,627	1,631

Integrated Telecommunication Services – 2.6%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	6,269	5,969
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	528	530
		6,499
Wireless Telecommunication Service – 1.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.500%, 5-27-24	3,147	3,068

Total Communication Services - 6.8%		16,769
Consumer Discretionary

Apparel Retail – 0.8%
Torrid LLC (1-Month ICE LIBOR plus 550 bps), 6.250%, 6-14-28(F)	1,805	1,821

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(C)(E)(J)	304	296

Leisure Facilities – 0.9%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.224%, 12-30-26	1,768	1,707
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(F)	394	395
		2,102
Leisure Products – 0.5%
MajorDrive Holdings IV LLC (1-Month ICE LIBOR plus 400 bps), 4.500%, 6-1-28	1,338	1,340

Specialized Consumer Services – 0.3%
Pre-Paid Legal Services, Inc., 0.000%, 12-7-29(F)(L)	820	819

Specialty Stores – 3.4%
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps), 5.500%, 6-30-28	3,014	2,989
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	963	956
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-11-28	2,711	2,720
Staples, Inc. (ICE LIBOR plus 500 bps), 5.132%, 4-12-26	1,806	1,749
		8,414

Total Consumer Discretionary - 6.0%		14,792

Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(C)	511	511

Oil & Gas Exploration & Production – 0.4%
Ascent Resources Utica Holdings LLC, 0.000%, 11-1-25(L)	180	195
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	625	677
		872
Oil & Gas Storage & Transportation – 0.7%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.180%, 3-1-26	2,209	1,734

Total Energy - 1.3%		3,117
Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.854%, 7-20-26	1,703	1,712

Property & Casualty Insurance – 1.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	3,262	3,258

Specialized Finance – 1.0%
Gulf Finance LLC (1-Month U.S. LIBOR plus 675 bps), 7.750%, 8-25-26	1,925	1,802
Lealand Finance Co. B.V., 0.000%, 6-30-24(F)(L)	10	6
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.090%, 6-30-24(F)	30	18
Sunset Debt Merger Sub, Inc., 0.000%, 9-17-28(L)	602	597
		2,423
Total Financials - 3.0%		7,393
Health Care

Health Care Facilities – 0.2%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8-31-26	418	419
Health Care Services – 3.0%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	367	364
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.030%, 7-26-26	7,176	6,998
		7,362
Total Health Care - 3.2%		7,781
Industrials

Building Products – 0.7%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	1,730	1,724

Construction & Engineering – 0.3%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	743	727

Industrial Conglomerates – 2.4%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	5,788	5,803

Industrial Machinery – 1.5%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(F)	3,746	3,751

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(F)	583	586

Total Industrials - 5.1%		12,591
Information Technology

Application Software – 0.8%
UKG, Inc., 0.000%, 5-3-27(L)	2,040	2,053

Communications Equipment – 1.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.603%, 11-30-25	2,058	1,995
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.853%, 11-30-26	1,214	1,110
		3,105
Data Processing & Outsourced Services – 1.2%
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-29-27	1,122	1,112
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	1,394	1,381
MoneyGram International, Inc. (1-Month U.S. LIBOR plus 425 bps), 5.000%, 7-21-26	458	459
		2,952
IT Consulting & Other Services – 1.3%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	2,962	2,974
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	153	152
		3,126
Total Information Technology - 4.6%		11,236
Materials

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	294	292

Total Materials - 0.1%		292

TOTAL LOANS – 30.1%		$73,971
(Cost: $73,683)

SHORT-TERM SECURITIES	Shares
Money Market Funds(N) - 17.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(M)	6,229	6,229
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	36,054	36,054
		42,283

TOTAL SHORT-TERM SECURITIES – 17.2%		$42,283
(Cost: $42,283)

TOTAL INVESTMENT SECURITIES – 135.7%		$334,216
(Cost: $339,083)

BORROWINGS(O) – (35.3)%		(87,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,016)

NET ASSETS – 100.0%		$246,200

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $92,212 have been pledged as collateral on open borrowings.
(C)	Restricted securities. At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
BIS Industries Ltd.	12-22-17	804		$76	$–	*
Foresight Energy L.P.	6-30-20 to 9-8-20	74		1,453	1,710
Larchmont Resources LLC	12-8-16	2		115	152
New Cotai Participation Corp., Class B	9-29-20	971		8,782	1,243
Studio City International Holdings Ltd. ADR	8-5-20	45		694	238
True Religion Apparel, Inc.	1-22-21	–	*	2,779	1,487
Targa Resources Corp., 9.500%	10-24-17	3		3,523	3,417
True Religion Apparel, Inc.	1-22-21	–	*	1,049	319

		Principal
Foresight Energy LLC (ICE LIBOR plus 800 bps)	12-31-20	$511		511	511
New Cotai LLC (14.000% Cash or 14.000% PIK)	9-10-20 to 3-16-21	304		304	296
				$19,286	$9,373

The total value of these securities represented 3.8% of net assets at December 31, 2021.

(D)	Listed on an exchange outside the United States.
(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)	Securities whose value was determined using significant unobservable inputs.
(G)	All or a portion of securities with an aggregate value of $6,102 are on loan.
(H)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $172,649 or 70.1% of net assets.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(M)	Investment made with cash collateral received from securities on loan.
(N)	Rate shown is the annualized 7-day yield at December 31, 2021.
(O)	Borrowings payable as a percentage of total investment securities is 26.0%.
(P)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$ 3,789	$ —	$ —
Consumer Discretionary	815	—	2,729
Energy	—	1,020	1,862
Industrials	—	—	—	*
Total Common Stocks	$ 4,604	$ 1,020	$ 4,591
Investment Funds	6,352	—	—
Preferred Stocks	—	3,736	—
Warrants	39	—	—
Corporate Debt Securities	—	194,737	—
Municipal Bonds	—	2,883	—
Loans	—	66,575	7,396
Short-Term Securities	42,283	—	—
Total	$ 53,278	$ 268,951	$ 11,987

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-21	$5,036	$7,801

Net realized gain (loss)	—	22

Net change in unrealized appreciation (depreciation)	(1)	33

Purchases	—	812

Sales	(446)	(1,265)

Amortization/Accretion of premium/discount	—	5

Transfers into Level 3 during the period	2	587

Transfers out of Level 3 during the period	—	(599)

Ending Balance 12-31-21	$4,591	$7,396

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-21	$(1)	$(17)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$1,710	Market approach	Illiquidity discount	30.00%
	1,487	Market approach	Revenue multiple	0.64x
			Adjusted EBITDA multiple	4.43x
	1,242	Market approach	Financials	N/A
			Premium	20.00%
	152	Market approach	Pending transaction	N/A
Loans	7,396	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$339,083

Gross unrealized appreciation	8,693

Gross unrealized depreciation	(13,560)

Net unrealized depreciation	$(4,867)